Risk (Details Narrative) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk Details Narrative Abstract
Maximum exposure to counterparty credit risk	€ 115,800,000	€ 156,800,000
Carrying amount of cash and cash equivalents	33,131,280	55,386,240	€ 123,281,888	€ 29,116,737
Financial assets	€ 82,600,000	€ 101,400,000